Parent Company Only Financial Statements (Statements of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest on ESOP loan receivable									$ 504,622	$ 455,221	$ 434,377
Total interest and dividend income	146,043	137,397	132,194	129,434	130,161	121,875	122,937	121,216	545,068	496,189	473,572
Other expenses									19,775	16,884	12,435
Income before income tax expense	44,596	45,334	43,600	42,256	35,530	40,425	38,264	30,631	175,786	144,850	125,167
Income tax (benefit) expense	17,089	16,053	15,524	15,089	14,159	15,936	14,292	11,696	63,755	56,083	46,281
Net income	27,507	29,281	28,076	27,167	21,371	24,489	23,972	18,935	112,031	88,767	78,886
Parent Company
Interest on ESOP loan receivable									1,176	1,167	1,192
Dividend from subsidiary									10,000	135,000	30,000
Interest on deposit with subsidiary									0	0	8
Gain (loss) on securities transactions									89	(41)	92
Total interest and dividend income									11,265	136,126	31,292
Other expenses									1,473	1,413	899
Income before income tax expense									9,792	134,713	30,393
Income tax (benefit) expense									233	(112)	148
Income before undistributed earnings of subsidiary									9,559	134,825	30,245
Equity in undistributed earnings of subsidiary (dividend in excess of earnings)									102,472	(46,058)	48,641
Net income									$ 112,031	$ 88,767	$ 78,886